Fair Value Measurements - Narrative (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP Plans | Master Trust
EBP, Investment, Fair Value and NAV [Line Items]
Unallocated cash	$ 14,973	$ 157,242